Cover	Dec. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2023
Current Fiscal Year End Date	--09-30
Entity File Number	814-01244
Entity Registrant Name	GOLUB CAPITAL BDC 3, INC.
Entity Central Index Key	0001715268
Entity Tax Identification Number	82-2375481
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true